Capital Structure, Financial Risk and Related Items - Schedule of Assets and Liabilities in Foreign Currency (Details) - Currency risk	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	0.00%	100.00%
USD
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	0.00%	76.00%
DKK
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	0.00%	15.00%
EUR
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	0.00%	8.00%
GBP
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	0.00%	1.00%